SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2015
Accounting Policies [Abstract]
Schedule of Property, Plant and Equipment and Land Use Right Depreciation Rates

Depreciation rates computed using the straight-line method are as follows:

Buildings	30 years
Leasehold improvements	Shorter of lease term or 3 years
Furniture, fixtures and equipment	5 years
Motor vehicles	5 years
Plant and machinery	3 to 5 years

Schedule of Allowances for Doubtful Accounts Receivable

Movements in allowances for doubtful accounts receivable are as follows:

Year ended	Beginning	(Write Off) Write down during	Closing
December 31	Balance	the year	balance

2013	$-	$-	$-

2014	$-	$558	$558

2015	$558	$(558)	$-